PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

October 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Short-Term Investments Trust

CIK No. 0000205007

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of
Short-Term Investments Trust (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and
Tax-Free Cash Reserve Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in
Post-Effective Amendment No. 73 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 73 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on October 11, 2016.

Please contact the undersigned at (630) 684-6301, if you have any questions regarding this filing.

Sincerely,

/s/ Elizabeth Nelson

Elizabeth Nelson

Assistant General Counsel